Note 20 - Borrowings - Borrowings by Currency and Rate (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 111,432	$ 315,739
Borrowings	219,501	303,268	$ 303,268
United States of America, Dollars | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		17,936
Borrowings		2,322
United States of America, Dollars | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	99,587	274,600
Borrowings	17,015	67,823
Saudi Arabia, Riyals | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	11,845	20,902
Borrowings	22,677	38,750
Saudi Arabia, Riyals | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	26,022	37,776
Euro Member Countries, Euro | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		1,828
Borrowings	1,706	3,886
Euro Member Countries, Euro | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		473
Borrowings	1,273	1,015
Mexico, Pesos | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	141,861	147,997
Argentina, Pesos | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 8,947	$ 3,699